Long-term Debt and Convertible Preferred Stock Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term Debt and Convertible Preferred Stock Warrants	Long-term Debt and Convertible Preferred Stock Warrants
The Company entered into a loan and security agreement (“Term Loan”) with Western Alliance Bank (“Bank”) for an aggregate amount up to $40.0 million to refinance its Loan and Security Agreement with Silicon Valley Bank (“SVB”) in February 2019. The Term Loan was amended three times before December 31, 2020.
In February 2021, the Company amended and restated the loan and security agreement (“Fourth Amendment”) with the Bank to reflect all waivers and amendments to date. Subsequently, the Company borrowed an additional $5.0 million for an aggregate principal amount of $40.0 million. In connection with the additional $5.0 million draw, the Company issued additional warrant shares for Series E-1 preferred stock in the amount of 15,979 or (i) two percent of the additional advance amount drawn under the Term A Loans, divided by (ii) the applicable exercise price at the time the warrant is exercised.
As of March 31, 2021, the nominal interest rate was 5.75% and the effective interest rate was 6.84%. The Company is in compliance with the covenants as of March 31, 2021.
The maturities of the loan agreement as of March 31, 2021 are as follows (in thousands):

Amount
Remainder of 2021	$4,000
2022	8,000
2023	8,000
2024	20,000
Thereafter	—
Total future principal	40,000
Less: unamortized debt discount	944
Less: current portion of long-term debt	5,736
Noncurrent portion of long-term debt	$33,320
Warrants Issued with Loan and Security Agreement
The Company issued various preferred stock warrants under its loan and security agreements with SVB and the Bank. Immediately prior to the conversion upon IPO and as of December 31, 2020, the following preferred stock warrant liabilities were outstanding.

Description	Issuance Date	Expiration Date	Balance Sheet Classification	Exercise Price Per Share	Immediately Prior to the Completion of IPO	December 31, 2020
Series D	1/22/2015	1/22/2025	Liability	$2.2600	13,382	13,382
Series D	4/20/2015	1/22/2025	Liability	$2.2600	13,382	13,382
Series E-1	2/7/2019	5/29/2030	Liability	$6.2581	63,917	63,917
Series F	5/29/2020	5/29/2030	Liability	$6.8839	10,376	10,376
Series E-1	8/14/2020	5/29/2030	Liability	$6.2581	31,958	31,958
Series E-1	11/25/2020	5/29/2030	Liability	$6.2581	15,979	15,979
Series E-1	2/8/2021	5/29/2030	Liability	$6.2581	15,979	—
					164,973	148,994
The convertible preferred stock warrant liability of $0.8 million was included in other non-current liabilities in the consolidated balance sheet as of December 31, 2020.
Immediately prior to the completion of IPO in March 2021, all 164,973 shares of the convertible preferred stock warrant were remeasured to fair value and converted to equivalent number of Class B common stock warrants. The Company reclassified the convertible preferred stock warrant liability to additional paid-in capital upon the conversion. Refer to Note 8. Common Stock and Common Stock Warrants for more details on common stock warrants.
Long-term Debt and Convertible Preferred Stock Warrants
In February 2019, the Company entered into a loan and security agreement (“Term Loan”) with Western Alliance Bank (“Bank”) for an aggregate amount up to $40.0 million to refinance its Loan and Security Agreement with Silicon Valley Bank (“SVB”). The Company borrowed $20.0 million (“Tranche A”) in February 2019, which had a maturity date of February 7, 2024. The Company used $8.8 million of the proceeds to settle its prior term loan with SVB. The Company incurred loan origination fees and debt issuance costs of $0.3 million and recognized $0.4 million in extinguishment loss on the SVB loan. As of December 31, 2019, total principal outstanding under the Term Loan was $17.6 million.
In May 2020, the Company amended the loan and security agreement (the “Amendment”) with the Bank. Under the amendment the Company is eligible to borrow up to an aggregate of $30.0 million. The new Term Loan maturity date is May 29, 2024 and the interest rate is the greater of either the Wall Street Journal Prime Rate + 1.50% or 5.75% per annum. All tranches are payable in equal monthly installments of principal plus accrued interest over 34 months beginning July 10, 2021, with monthly payment calculated based on a 60-month period for the first 34 months, with a balloon payment made on the maturity date. The Company received $3.6 million in May 2020 for the difference between the $20.0 million related to Tranche A and the principal owed at the modification date. The Company drew an additional $5.0 million in June 2020 and another $5.0 million in July 2020 both related to Tranche B of the Term Loan.
Upon final payment, the Company is required to pay a success fee equal to 1% of the principal amount of all tranches drawn as of such date. The Term Loan can be prepaid without penalty or premium at any time. The Term Loan contains certain covenants, which, if not met, allows the Bank to call all outstanding borrowings plus accrued interest. The covenants include minimum cash and liquidity thresholds, quarterly minimum net revenue and revenue growth thresholds, and a debt service requirement specified by the Term Loan. The Bank has secured the loan through its first ranking lien on all corporate assets, with a negative pledge on intellectual property.
In November 2020, the Company further amended the loan and security agreement (the “Second Amendment”) with the Bank and received credit approval to borrow an additional $10.0 million (“Tranche C”), or up to $40.0 million eligible borrowings in aggregate. The Company borrowed an additional
$5.0 million in November 2020 for an aggregate outstanding principal of $35.0 million as of November 30, 2020.
In December 2020, the Company further amended the loan and security agreement (the “Third Amendment”) with the Bank. As part of the Third Amendment, the covenants were revised to amend the minimum cash and liquidity requirements, further extend the timing of debt service requirements, amend the specific net revenue targets and revenue growth requirements, and add a capital raising milestone requiring the Company to raise at least $50.0 million in equity or convertible debt by March 31, 2022. Additionally, the success fee was amended to provide that the fee is payable upon the earlier of payoff of the loan, maturity of the loan or the Company’s IPO.
As of December 31, 2020, the nominal interest rate was 5.75% and the effective interest rate was 6.86%. The Company is in compliance with the covenants through December 31, 2020.
The maturities of the loan agreement as of December 31, 2020 are as follows (in thousands):

Amount
2021	$3,500
2022	7,000
2023	7,000
2024	17,500
Thereafter	—
Total future principal and success fee payments	35,000
Less: unamortized debt discount and success fee	540
Less: current portion of long-term debt	3,270
Noncurrent portion of long-term debt	$31,190
Warrants Issued with Loan and Security Agreement
Upon issuance of a loan and security agreement advance with SVB in 2013, the Company issued a warrant for 80,294 shares of Series C convertible preferred stock to the holder that were set to expire on July 31, 2020. In July 2020, the Company modified the terms of the warrant to extend the expiration date to August 31, 2020. In August 2020, the Company issued 42,677 shares of Series C convertible preferred stock to the holder of the warrant through a cashless net exercise.
In 2015, the Company issued additional warrants for 26,764 shares of Series D convertible preferred stock to SVB that expire in 2025.
In February 2019, the Company issued a warrant to the Bank to purchase Series E-1 convertible preferred stock with the exercise term of 10 years from the issuance date. The number of shares is calculated by dividing (i) 2% of the amount drawn under the Term Loan, up to $800,000, by (ii) the applicable exercise price at the time the warrant is exercised. The exercise price at the exercise date is determined as the lower of (i) $6.2581 and (ii) the purchase price in the next series of preferred stock financing held after the warrant issuance date.
In connection with the $3.6 million advance in May 2020, the Company issued a warrant for Series F preferred stock in the amount of 10,376 shares or (i) two percent of the additional advance amount drawn under the Term A Loans, divided by (ii) the applicable exercise price at the time the warrant is exercised. Additionally, the Series E-1 warrant agreement, entered into on February 7, 2019, was amended to extend the expiration date to May 29, 2030. In connection with each of the $5.0 million draws in June, July, and November 2020 the Company increased the number of shares under the Series E-1 warrant by 15,979 shares or (i) two percent of the additional advance amount drawn under the Term Loan, divided by (ii) the applicable exercise price at the time the warrant is exercised. As of December 31, 2020, the warrant included 111,854 shares of Series E-1 convertible preferred stock.
The Company concluded that the warrants represent freestanding financial instruments within the scope of ASC 480 and recognized them as a liability at fair value. The warrant liability is remeasured at the end of each reporting period with changes in fair value recognized in the consolidated statement of operations. The warrant liability of $0.5 million and $0.8 million was included in other non-current liabilities in the consolidated balance sheet at December 31, 2019 and 2020, respectively.